Other Income, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Other Income and Expenses [Abstract]
Gain from disposal of property and equipment	$ 6,380	$ 3,563	$ 8,247
Gain on sale of investment securities			996
Interest income	13	59	196
Currency exchange loss	(55)	(1,228)	(310)
Other	512	3,838	556
Total	$ 6,850	$ 6,232	$ 9,685